SEMIANNUAL REPORT   NOVEMBER 30, 2000

Prudential
Global Genesis Fund, Inc.

Fund Type Global Stock
Objective Long-term growth of capital

(GRAPHIC)

The views expressed in this report and information about the Fund's portfolio holdings are for the period covered by this report and are subject to change thereafter.

This report is not authorized for distribution to prospective investors unless preceded or accompanied by a current prospectus.

(LOGO)

Build on the Rock

Investment Goals and Style
The Prudential Global Genesis Fund seeks long-term growth of capital by investing primarily in common stocks and other equity securities of smaller foreign and U.S. companies. The Fund is subject to all the risks associated with foreign investing, including currency, political and social risks, and potential illiquidity. There can be no assurance that the Fund will achieve its investment objective.

Geographic Concentration
Expressed as a percentage of net assets as of 11/30/00
        51.7% United States
        14.2  Continental Europe
         9.2  Japan
         8.7  United Kingdom
         2.7  Asia/Pacific Basin (ex-Japan)
         1.9  The Americas (ex-United States)
        11.6  Cash & Equivalents

Ten Largest Holdings
Expressed as a percentage of net assets as of 11/30/00
    1.9%   Whole Foods Market, Inc.
           Food Retailing
    1.4    Acxiom Corp.
           Information Technology Services
    1.4    Amerisource Health Corp.
           Medical Wholesale Drug Distributor
    1.3    Tech Data Corp.
           Information Technology Provider
    1.2    Centerpoint Properties Trust
           Real Estate Investment Trust
    1.2    APW Limited
           Electronic Components
    1.1    Electronics Boutique Holdings Corp.
           Electronic Retail
    1.0    Synopsys, Inc.
           Technology
    1.0    Bright Horizons Family Solutions
           Education
    1.0    Enterprise Oil
           Oil & Gas Exploration & Production
www.prudential.com      (800) 225-1852

Performance at a Glance

Cumulative Total Returns1                    As of 11/30/00
               Six      One        Five        Ten       Since
              Months    Year       Years      Years    Inception2
Class A      -21.88%    -17.37%    17.85%     123.09%     89.83%
Class B      -21.86     -17.60     13.96      107.55     136.06
Class C      -21.86     -17.60     13.96        N/A       15.92
Class Z      -21.79     -17.21      N/A         N/A       12.76
Lipper Global
Small-Cap
Fund Avg.3   -10.36      -1.58     67.58      188.17       ***


Average Annual Total Returns1                    As of 12/31/00
            One       Five      Ten       Since
            Year      Years    Years    Inception2
Class A    -27.27%    2.66%    8.14%      5.86%
Class B    -28.66     2.85     7.91       7.15
Class C    -25.43     2.82      N/A       2.70
Class Z    -23.26     N/A       N/A       3.67

Past performance is not indicative of future results. Principal and investment return will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost.

1 Source: Prudential Investments Fund Management LLC and Lipper Inc. The cumulative total returns do not take into account sales charges. The average annual total returns do take into account applicable sales charges. The Fund charges a maximum front-end sales charge of 5% for Class A shares. Class B shares are subject to a declining contingent deferred sales charge (CDSC) of 5%, 4%, 3%, 2%, 1%, and 1% for six years. Class B shares will automatically convert to Class A shares, on a quarterly basis, approximately seven years after purchase. Class C shares are subject to a front-end sales charge of 1% and a CDSC of 1% for 18 months. Class Z shares are not subject to a sales charge or distribution and service(12b-1) fees.

2 Inception dates: Class A, 1/22/90; Class B, 1/29/88; Class C,
8/1/94; and Class Z, 9/16/96.

3 Lipper average returns are for all funds in each share class for the six-month, one-, five-, and ten-year periods in the Global Small-Cap Fund category. The Lipper average is unmanaged. Global Small-Cap funds invest at least 25% of their portfolio in securities with primary trading markets outside the United States, and that limit their investments to companies with market capitalizations less than US$1 billion at the time of purchase.

***Lipper Since Inception returns are 139.34% for Class A; 181.69% for Class B; 85.61% for Class C; and 41.94% for Class Z, based on all funds in each share class.

(LOGO)
                                   January 16, 2001

Dear Shareholder,
During the six-month reporting period ended November 30, 2000, the Prudential Global Genesis Fund's Class A shares fell 21.88%, or - 25.79% to those paying the one-time Class A share sales charge. Over the same period, the Salomon EMI Index of global small company stocks returned -6.45%. The Lipper Global Small-Cap Average declined 10.36% during the reporting period. We believe the disparity in returns versus the Fund's Lipper peer group may be due to other mutual funds in this category having highly concentrated portfolios.
In contrast, the Global Genesis Fund more broadly diversifies its assets, as it seeks to temper risks while taking advantage of changing investment opportunities.

Stay focused on long-term goals
This year's market gyrations have demonstrated the importance of maintaining a diversified portfolio and a long-term investment approach. While dramatic market fluctuations can make headlines, it's often best to look past short-term events and focus on your longer-range financial goals.

Sincerely,


David R. Odenath, Jr., President
Prudential Global Genesis Fund, Inc.

Prudential Global Genesis Fund, Inc.
Semiannual Report    November 30, 2000

Investment Adviser's Report
Uncertainties lead to market unrest
In our last report to shareholders, we reported that the global equity markets had begun to stage somewhat of a rebound from the steep decline that began in mid-March. This was partially due to hopes that the U.S. Federal Reserve Board (the Fed) would stop raising interest rates, as signs were pointing to more moderate economic growth.

However, at that time we felt that it would take a while for the economic picture to become clearer. We concluded our report by explaining that, "even a soft landing, where the economy slows, but not too far, could damage corporate profits. It's our belief that the markets will continue to be unsettled until it's evident that the economy is on track, and that corporate profits are strong enough to validate valuation levels."

As we look back, our prognosis was correct. The euphoria that occurred when the economic "tea leaves" indicated that growth was slowing was quickly replaced by concerns that corporate profits may be jeopardized. This was fueled by several high-profile earnings warnings by companies in the United States and abroad. Adding to the market's uncertainty were inflationary concerns and the disputed outcome of the U.S. presidential election. This confluence of events served to unnerve the markets, and prices fell sharply during much of the reporting period.

Small caps dragged down with the market
While small-cap stocks held up relatively better than some other sectors of the marketplace during the period, they were nevertheless dragged down with the overall equity market. In short, investor risk tolerance diminished as stock market volatility increased. Thus, small-cap stocks, with their inherent risks, were not immune to the market's decline.

Prudential Global Genesis Fund, Inc.
Holdings expressed as a percentage of the Fund's net assets

Comments on Largest Holdings  As of 11/30/00
1.9%    Whole Foods Market, Inc./Food Retailing
Whole Foods remains the largest natural foods supermarket chain in the United States. The stock fell when it didn't meet earnings expectations in January. However, it has since spun off some underperforming assets and is again concentrating on its core business. This helped the stock to rise sharply during the reporting period.

1.4%    Acxiom Corp./Information Technology Services
A leader in customer data integration in support of customer relationship management. Acxiom offers database marketing services, advanced data integration and delivery technologies, and premier data content. The firm's second-quarter earnings rose higher than expected, and it anticipates adjusted revenue growth for the remainder of the fiscal year to be strong.

1.4%    Amerisource Health Corp./Medical Wholesale Drug Distributor
The fourth largest wholesale distributor of drugs and healthcare services in the United States. Concerns over competition from the Internet and the potential for a decline in drug prices caused this stock to fall sharply. We purchased shares on this weakness as Amerisource's business fundamentals remained strong. During the reporting period, its share price has more than doubled.

1.3%    Tech Data Corp./Information Technology Provider
A distributor of computers and peripherals to value-added retailers. We believe the stock became oversold due to the sell-off in the technology sector. We took this opportunity to purchase shares at what we believe is an attractive price, given its long-term potential.

1.2%    Centerpoint Properties Trust/Real Estate Investment Trust
A fully integrated, self-administered, and self-managed real estate investment trust (REIT). Centerpoint develops, redevelops, acquires, manages, operates, and owns a diverse portfolio of industrial real estate in the Chicago region. REITs in general were strong performers during the period, as investors were drawn to these defensive stocks.

Holdings are subject to change.

www.prudential.com               (800) 225-1852

Semiannual Report    November 30, 2000

This contrasted with small-cap performance in late 1999 and early 2000. At that time, many investors were drawn to the potential of smaller firms--in particular, those that were effectively selling their products and services directly to end users through the Internet. Investors were encouraged that many of these companies did not have to incur the time and expense of developing an extensive distribution channel. This, in turn, helped many small-cap companies to become profitable within time frames that were once thought impossible. However, skepticism about the business models for many "dot com" companies ultimately hurt the allure of a number of small-cap technology firms.

Not meeting our expectations
From a country standpoint, the Fund's portfolio was relatively in line with that of its benchmark. However, its overweight position in Japan and South Korea detracted from results as these countries, on a whole, did not perform well. In Japan, a variety of holdings did not meet our expectations, including Paramount Bed, Mimsau Semiconductor, and Global Dining. In South Korea, our holding in Samsung Electronics was a disappointment as it was caught in the technology downdraft. Our underweight in the United States also hurt results. While U.S. equities fell, they held up relatively better than equity markets in many other countries.

Selective opportunities
Despite the weakness in most global equity markets, the Fund did have a number of strong performers. In Australia, Broken Hill Proprietary Co., Ltd. (BHP), an independent oil and gas firm, generated strong results. BHP has interests and operations in mineral exploration, production and processing, oil and gas exploration and development, and steel production and merchandising. The firm was aided by rising energy prices throughout the world, which led to increased profitability. Several of the Fund's largest holdings also generated very strong returns, including U.S. firms Whole Foods Market, Inc.; Acxiom Corp.; Amerisource Health Corp.; and Centerpoint Properties Trust (see Comments on Largest Holdings).

Prudential Global Genesis Fund, Inc.
Semiannual Report    November 30, 2000

looking ahead--Global fundamentals appear positive
Despite the year-to-date declines in many global stock markets, we believe the reasons for holding global equities remain compelling. Unlike the United States, many international economies have spare industrial capacity, so their central banks are pursuing monetary policies that are encouraging economic growth. In addition, the productivity-enhancing factors and corporate restructuring trend that have driven the lengthy bull market in the United States are only in the early stages in many overseas countries. Another positive trend worth noting is the ongoing promise of the digital revolution. As consumers and businesses upgrade to these new products and systems, it should prove beneficial to those countries that develop and market these items.

Prudential Global Genesis Fund Management Team

Prudential Global Genesis Fund, Inc.
Semiannual Report    November 30, 2000

Financial
    Statements

       Prudential Global Genesis Fund, Inc.
             Portfolio of Investments as of November 30, 2000 (Unaudited)

Shares         Description                                            Value (Note 1)
------------------------------------------------------------------------------------------
LONG-TERM INVESTMENTS  84.2%
Common Stocks
-------------------------------------------------------------------------------------
Australia  0.5%
      27,100   Broken Hill Proprietary Co., Ltd.                      $      278,144
-------------------------------------------------------------------------------------
Austria  0.3%
      11,246   Adcon Telemetry AG                                            141,189
-------------------------------------------------------------------------------------
Canada  0.5%
      10,817   Telus Corp.                                                   255,552
-------------------------------------------------------------------------------------
Finland  0.4%
      30,198   JOT Automation Group Oyj                                       60,291
      28,354   Metsa-Serla Oyj, Class B                                      192,820
                                                                      --------------
                                                                             253,111
-------------------------------------------------------------------------------------
France  4.6%
       7,276   ActivCard S.A.(a)                                             133,515
       6,136   Aubay Technology S.A.(a)                                       74,360
       6,248   Bouygues Offshore S.A.                                        257,168
       1,947   Castorama Dubois Investissement S.A.                          441,348
       2,851   Club Mediterranee S.A.                                        246,825
       8,230   Credit Lyonnais S.A.                                          280,196
       5,487   ILOG S.A.(a)                                                  154,566
      10,542   Ingenico S.A.                                                 286,301
       6,827   Societe Generale D'Enterprises S.A.(a)                        369,329
       7,420   Vallourec S.A.                                                359,684
                                                                      --------------
                                                                           2,603,292
-------------------------------------------------------------------------------------
Germany  1.6%
       4,275   BKN International AG                                          143,496
         345   ce Consumer Electronic AG                                       4,677
       3,922   Entrium Direct Bankers AG                                     203,454
       3,040   Intershop Communications AG(a)                                 86,934
       4,906   Kamps AG                                                       61,807
       4,083   Parsytec AG(a)                                                181,548
       7,933   Suss Micro Technology AG                                      192,967

    8                                      See Notes to Financial Statements

       Prudential Global Genesis Fund, Inc.
           Portfolio of Investments as of November 30, 2000 (Unaudited) Cont'd.

Shares         Description                                            Value (Note 1)
------------------------------------------------------------------------------------------
       7,474   Tomorrow Internet AG(a)                                $       56,691
                                                                      --------------
                                                                             931,574
-------------------------------------------------------------------------------------
Hong Kong  0.7%
     751,750   Lung Kee Holdings Ltd.                                        120,476
      89,500   Wing Hang Bank Ltd.                                           293,177
                                                                      --------------
                                                                             413,653
-------------------------------------------------------------------------------------
India  0.3%
       1,180   Infosys Technology Ltd.                                       180,227
-------------------------------------------------------------------------------------
Israel  0.3%
       3,090   Card-Guard Scientific Survival Ltd.(a)                        182,216
-------------------------------------------------------------------------------------
Italy  1.7%
      41,460   Banca Popolare di Milano Serl SpA                             266,041
      21,167   Brembo SpA(a)                                                 179,931
      27,522   Bulgari SpA                                                   334,251
      65,979   Seat Pagine Gialle SpA                                        161,066
                                                                      --------------
                                                                             941,289
-------------------------------------------------------------------------------------
Japan  9.2%
       1,700   Alpha Systems, Inc.                                           211,300
       4,100   Aucnet, Inc.                                                  133,424
       3,100   Avex, Inc.                                                    255,566
      35,000   Bank of Saga Ltd.                                             120,226
         750   Bellsystem, Inc.                                              276,610
       2,250   C Two Network Co., Ltd.                                       105,763
      16,000   C Uyemura & Co., Ltd.                                         260,339
      17,000   Daifuku Co., Ltd.                                             113,871
       9,200   Daiseki Co., Ltd.                                             157,845
       3,600   Fancl Corp.                                                   105,437
       2,100   Fuji Soft ABC, Inc.                                           136,678
          12   Future System Consulting Corp.                                 97,627
       7,600   Global Dining, Inc.                                           160,759
       3,700   GoldCrest Co., Ltd.                                           250,848
      25,000   Hokuetsu Paper Mills Ltd.                                     161,356
       9,000   Ibiden Co., Ltd.                                              143,105

    See Notes to Financial Statements                                      9

       Prudential Global Genesis Fund, Inc.
         Portfolio of Investments as of November 30, 2000 (Unaudited) Cont'd.

Shares         Description                                            Value (Note 1)
------------------------------------------------------------------------------------------
       4,200   Itoen Ltd.                                             $      272,976
      18,600   Mimasu Semiconductor Industry Co., Ltd.                       235,222
          18   Ministop Co., Ltd.                                                379
       1,900   Misumi Corp.                                                  147,706
       3,000   Nichii Gakkan Co.                                             113,627
       1,800   Otsuka Kagu Ltd.(a)                                           110,481
       5,400   Paramount Bed Co., Ltd.                                       181,098
       5,200   Plenus Co., Ltd.                                              188,023
      11,000   Pulstec Industrial Co., Ltd.                                  181,966
       4,000   Rock Field Co., Ltd.                                          177,175
       1,400   Ryohin Keikaku Co., Ltd.                                       63,404
      25,000   Sumitomo Bakelite Co., Ltd.                                   278,644
      10,000   Trancom Co., Ltd.                                              40,226
       3,000   Trend Micro, Inc.                                             325,153
      12,200   United Arrows Ltd.                                             80,506
       1,700   Yamada Denki Co.                                              121,401
                                                                      --------------
                                                                           5,208,741
-------------------------------------------------------------------------------------
Korea  0.2%
       2,800   LG Home Shopping, Inc.                                        113,797
-------------------------------------------------------------------------------------
Mexico  1.4%
      10,300   Cemex S.A.(a)                                                 198,919
      80,000   Grupo Mexico, S.A.(a)                                         220,269
       2,900   Tubos de Acero de Mexico, S.A. (ADR)                           39,295
      25,000   Tubos de Acero de Mexico, S.A.(a)                             330,933
                                                                      --------------
                                                                             789,416
-------------------------------------------------------------------------------------
Netherlands  0.1%
       3,798   ASM Lithography Holdings, N.V.(a)                              79,835
-------------------------------------------------------------------------------------
Norway  0.4%
      21,234   EDB Business Partners ASA(a)                                  217,827
-------------------------------------------------------------------------------------
South Korea  0.4%
       1,500   Samsung Electronics Co.(a)                                    199,918
-------------------------------------------------------------------------------------
Spain  0.5%
      12,388   Centros Comerciales Continente S.A.                           140,406

    10                                     See Notes to Financial Statements

       Prudential Global Genesis Fund, Inc.
         Portfolio of Investments as of November 30, 2000 (Unaudited) Cont'd.

Shares         Description                                            Value (Note 1)
------------------------------------------------------------------------------------------
     129,463   Tubacex S.A.                                           $      135,447
                                                                      --------------
                                                                             275,853
-------------------------------------------------------------------------------------
Sweden  0.8%
      54,615   Boss Media AB(a)                                              291,636
      56,000   Enea Date AB(a)                                               184,450
                                                                      --------------
                                                                             476,086
-------------------------------------------------------------------------------------
Switzerland  3.8%
         531   Adecco S.A.(a)                                                331,549
      14,690   Carrier1 Intl. S.A.(a)                                         49,579
         999   Clariant S.A.(a)                                              296,864
         694   Geberit International AG(a)                                   187,573
       1,811   Gretag Imaging Group AG                                       148,674
         205   Mikron Holding AG(a)                                           97,184
         632   Saurer AG(a)                                                  277,690
         722   Swisslog Holding AG                                           308,886
         388   The Swatch Group AG(a)                                        448,633
                                                                      --------------
                                                                           2,146,632
-------------------------------------------------------------------------------------
Taiwan  0.3%
      91,200   United Microelectronics Corp., Ltd.                           143,579
-------------------------------------------------------------------------------------
United Kingdom  8.7%
     131,228   Aegis Group PLC                                               243,219
     253,098   Aggregate Industries PLC                                      236,351
      14,336   Amvescap PLC                                                  228,915
      13,320   Autonomy Corp. PLC                                            451,020
      38,180   Baltimore Technologies PLC(a)                                 158,401
      52,972   Berisford PLC                                                 167,659
      26,747   Bioglan Pharma PLC(a)                                         185,899
      65,844   Capita Group PLC                                              403,657
       8,714   Dialog Semiconductor PLC                                      173,978
      35,375   Energis PLC(a)                                                226,701
      65,401   Enterprise Oil PLC                                            550,129
      22,486   Geest PLC                                                     162,856
     119,292   Mayflower Corp. PLC                                           140,312
      37,175   Sage Group PLC                                                205,642

    See Notes to Financial Statements                                     11

       Prudential Global Genesis Fund, Inc.
        Portfolio of Investments as of November 30, 2000 (Unaudited) Cont'd.

Shares         Description                                            Value (Note 1)
------------------------------------------------------------------------------------------
     136,735   Scoot.com PLC                                          $      139,872
      60,372   Serco Group PLC                                               389,477
      26,008   Shire Pharma Group PLC                                        411,584
     112,167   Skyepharma PLC(a)                                             109,143
     115,395   Synstar PLC(a)                                                100,356
      21,244   WPP Group PLC                                                 232,003
                                                                      --------------
                                                                           4,917,174
-------------------------------------------------------------------------------------
United States  47.5%
      22,200   Acxiom Corp.(a)                                               799,200
      14,534   ADC Telecommunications, Inc.                                  293,405
      48,100   Advanced Lighting Technologies, Inc.(a)                       360,750
      13,200   Allied Capital Corp.                                          269,775
      21,900   American Management Systems, Inc.(a)                          405,150
      15,900   AmeriSource Health Corp.(a)                                   783,075
      10,000   Anadigics, Inc.(a)                                            158,750
      53,200   Applica, Inc.                                                 232,750
      17,400   APW Ltd.(a)                                                   672,075
      14,600   Banknorth Group, Inc.                                         280,137
      10,500   Braun Consulting, Inc.                                         53,156
      19,400   Bright Horizons Family Solutions, Inc.(a)                     550,475
      70,200   Brightpoint, Inc.(a)                                          381,712
       9,400   Carrier Access Corp.                                           66,388
      14,700   Centerpoint Properties Trust                                  679,875
       5,300   Cheap Tickets, Inc.(a)                                         37,928
      10,300   Claire's Stores, Inc.                                         191,194
      21,300   Click2Learn.com, Inc.                                         219,656
       9,000   Commscope, Inc.                                               152,438
      13,600   Concord Camera Corp.                                          272,000
      33,260   Consolidated Products, Inc.(a)                                249,450
       3,400   Cubist Pharmaceuticals, Inc.                                  110,500
       4,378   Devon Energy Corp.                                            215,617
      17,500   DMC Stratex Networks, Inc.                                    230,781
      21,600   Eaton Vance Corp.                                             494,100
       4,500   Electro Scientific Industries, Inc.(a)                        107,438
      37,400   Electronics Boutique Holdings Corp.                           621,775
      10,300   Emmis Communications Corp.(a)                                 242,694

    12                                     See Notes to Financial Statements

       Prudential Global Genesis Fund, Inc.
         Portfolio of Investments as of November 30, 2000 (Unaudited) Cont'd.

Shares         Description                                            Value (Note 1)
------------------------------------------------------------------------------------------
      31,600   Enhance Financial Services Group, Inc.                 $      420,675
       6,900   Everest Reinsurance Group Ltd.                                415,294
      24,500   Forest Oil Corp.(a)                                           303,187
      12,400   Furniture Brands International, Inc.(a)                       196,075
       8,400   G & K Services, Inc., Class A                                 225,750
      16,800   Galileo Technology Ltd.(a)                                    263,550
      73,500   Gaylord Container Corp.(a)                                    101,063
      17,900   Glenayre Technologies, Inc.                                    80,550
       4,900   Graco, Inc.                                                   177,931
       2,100   Grupo Televisa S.A. (ADR)(a)                                   97,781
      10,000   Hyperion Solutions Corp.(a)                                   131,250
      41,400   Imax Corp.(a)                                                 142,313
       8,700   Integrated Silicon Solution Co., Inc.                          66,881
      15,600   Intersil Holding Corp.(a)                                     359,044
      19,800   Jack in the Box, Inc.(a)                                      534,600
      11,300   Jupiter Media Metrix, Inc.                                    105,231
      16,400   Kilroy Realty Corp.(a)                                        440,750
      16,200   Lam Research Corp.(a)                                         243,000
      13,300   Liberty Property Trust                                        349,125
       3,600   Luminex Corp.                                                  95,400
      17,500   Mail-Well, Inc.(a)                                             83,125
      16,800   Marine Drilling Co., Inc.(a)                                  336,000
       6,900   Maverick Tube Corp.                                            87,544
      24,800   Milacron, Inc.                                                378,200
      51,100   Modis Professional Services, Inc.                             191,625
      12,600   NCO Group, Inc.                                               326,025
       6,018   NDS Group PLC(a)                                              315,569
      27,000   Network Associates, Inc.(a)                                   351,000
       4,200   Neurocrine Biosciences, Inc.                                  122,063
       7,400   Newfield Exploration Co.(a)                                   270,100
      24,900   Northpoint Communications Group, Inc.(a)                       14,784
      25,500   Oak Technology, Inc.(a)                                       309,187
      18,500   Pacific Sunwear Of California                                 411,625
      11,800   Pentair, Inc.                                                 332,612
      18,800   Photronics, Inc.                                              305,500
      16,600   PRI Automation, Inc.(a)                                       295,687
      12,720   Priority Healthcare Corp.                                     346,620

    See Notes to Financial Statements                                     13

       Prudential Global Genesis Fund, Inc.
        Portfolio of Investments as of November 30, 2000 (Unaudited) Cont'd.

Shares         Description                                            Value (Note 1)
------------------------------------------------------------------------------------------
      31,500   Remec, Inc.                                            $      427,219
      21,600   Renal Care Group, Inc.(a)                                     469,800
      34,100   Republic Services, Inc.                                       496,581
      17,500   Ross Stores, Inc.                                             269,062
      15,000   Rowan Companies, Inc.(a)                                      298,125
       5,400   Rural Celluar Corp.                                           194,063
      10,500   Safeguard Scientifics, Inc.                                    91,875
       5,000   Sawtek, Inc.                                                  257,188
      28,600   Sinclair Broadcast Group, Inc.(a)                             250,250
      21,300   Speedway Motorsports, Inc.                                    411,356
      26,300   Steiner Leisure Ltd.                                          455,319
      14,300   Synopsys, Inc.(a)                                             557,700
      24,000   Tech Data Corp.(a)                                            735,000
      17,400   Tektronix, Inc.                                               412,162
       3,200   Telefonos de Mexico S.A. (ADR)(a)                             150,000
      16,900   Teletech Holdings, Inc.                                       322,156
      21,600   Tower Automotive, Inc.(a)                                     197,100
      30,800   United Natural Foods, Inc.                                    446,600
       4,294   Uproar Ltd.                                                     4,118
      14,500   US Interactive, Inc.(a)                                         5,891
      12,700   US Unwired, Inc.                                               89,694
       9,800   Varian Semiconductor Equipment, Inc.                          177,625
       9,200   Veeco Instruments, Inc.(a)                                    295,550
      10,500   Western Wireless Corp.(a)                                     416,719
      18,600   Whole Foods Market, Inc.(a)                                 1,091,587
                                                                      --------------
                                                                          26,881,700
                                                                      --------------
               Total common stocks (cost $56,634,294)                     47,630,805
WARRANTS(a)
-------------------------------------------------------------------------------------
Canada
               Sedna Geotech, Inc.
       6,600   Expiring 3/23/01 @ CAD 0                                            0
-------------------------------------------------------------------------------------
Indonesia
               Bank Pan Indonesia
     123,900   Expiring 7/8/02 @ IDR 500                                         455
                                                                      --------------
               Total warrants (cost $0)                                          455
                                                                      --------------
               Total long-term investments (cost $56,634,294)             47,631,260
                                                                      --------------

    14                                     See Notes to Financial Statements

       Prudential Global Genesis Fund, Inc.
         Portfolio of Investments as of November 30, 2000 (Unaudited) Cont'd.

Principal
Amount
(000)           Description                                          Value (Note 1)
-----------------------------------------------------------------------------------------
SHORT-TERM INVESTMENT  4.2%
-------------------------------------------------------------------------------------
Repurchase Agreement
$       2,382   Joint Repurchase Agreement Account,
                6.50%, 12/1/00 (cost $2,382,000; Note 5)             $    2,382,000
                                                                     --------------
                Total Investments  88.4%
                 (cost $59,016,294; Note 4)                              50,013,260
                Other assets in excess of liabilities  11.6%              6,568,945
                                                                     --------------
                Net Assets  100%                                     $   56,582,205
                                                                     --------------
                                                                     --------------

------------------------------
(a) Non-income producing security.
AB--Aktiebalag (Swedish Stock Company)
ADR--American Depository Receipt
AG--Aktiengesellschaft (German Stock Company)
N.V.--Naamloze Vennootschap (Dutch Corporation)
Oyj--Osakehio (Finnish Corporation)
PLC--Public Liability Company (British Corporation)
SA-- Societe Anonyme (French Corporation) or
   Sociedad Anonima (Spanish Corporation)
SpA--Societa per Azioni (Italian Corporation)
    See Notes to Financial Statements                                     15

       Prudential Global Genesis Fund, Inc.
         Portfolio of Investments as of November 30, 2000 (Unaudited) Cont'd.

The industry classification of portfolio holdings and other assets in excess of liabilities shown as a percentage of net assets as of November 30, 2000 was as follows:

Computer Software and Services                                             6.0%
Electronic Components                                                      5.8
Commercial Services                                                        5.5
Banks & Financial Services                                                 5.1
Telecommunications                                                         4.6
Food & Beverage                                                            4.4
Repurchase Agreement                                                       4.2
Oil & Gas Exploration and Production                                       3.7
Retail                                                                     3.6
Semiconductors                                                             3.3
Data Processing & Management                                               3.0
Real Estate                                                                3.0
Building & Construction                                                    2.4
Medical Products & Services                                                2.4
Broadcasting & Media                                                       2.2
Machinery                                                                  2.2
Steel & Metal                                                              2.2
Distribution/Wholesalers                                                   2.0
Industrial Components                                                      2.0
Restaurants                                                                1.7
Drugs & Medical Supplies                                                   1.6
Consumer Goods                                                             1.4
Auto Related                                                               1.3
Human Resources                                                            1.3
Internet                                                                   1.3
Medical Technology                                                         1.1
Chemicals                                                                  1.0
Home Furnishings                                                           1.0
Schools                                                                    1.0
Waste Management                                                           0.9
Aerospace/Defense                                                          0.8
Advertising                                                                0.7
Insurance - Property & Casualty                                            0.7
Merchandising                                                              0.7
Paper & Forest Products                                                    0.6
Exploration & Production                                                   0.5

    16                                     See Notes to Financial Statements

       Prudential Global Genesis Fund, Inc.
         Portfolio of Investments as of November 30, 2000 (Unaudited) Cont'd.

Photography                                                                0.5%
Energy                                                                     0.4
Leisure                                                                    0.4
Mining                                                                     0.4
Pharmaceuticals                                                            0.4
Agriculture & Plantation                                                   0.3
Diversified Operations                                                     0.3
Containers & Packaging                                                     0.2
Manufacturing                                                              0.2
Printing                                                                   0.1
                                                                         -----
                                                                          88.4
Other assets in excess of liabilities                                     11.6
                                                                         -----
                                                                         100.0%
                                                                         -----
                                                                         -----

    See Notes to Financial Statements                                     17

       Prudential Global Genesis Fund, Inc.
             Statement of Assets and Liabilities (Unaudited)

                                                                November 30, 2000
---------------------------------------------------------------------------------------
ASSETS
Investments, at value (cost $59,016,294)                          $  50,013,260
Foreign currency, at value (cost $5,415,506)                          5,116,806
Receivable for investments sold                                       1,860,992
Dividends and interest receivable                                        91,270
Receivable for Fund shares sold                                          30,653
Other assets                                                              2,939
                                                                -----------------
      Total assets                                                   57,115,920
                                                                -----------------
LIABILITIES
Accrued expenses and other liabilities                                  302,766
Payable for Fund shares reacquired                                      137,636
Management fee payable                                                   51,984
Capital gains tax liability                                              21,893
Distribution fee payable                                                 12,879
Withholding taxes payable                                                 6,557
                                                                -----------------
      Total liabilities                                                 533,715
                                                                -----------------
NET ASSETS                                                        $  56,582,205
                                                                -----------------
                                                                -----------------
Net assets were comprised of:
   Common stock, at par                                           $      44,456
   Paid-in capital in excess of par                                  65,041,033
                                                                -----------------
                                                                     65,085,489
Accumulated net investment loss                                        (615,730)
Accumulated net realized gain on investments                          1,430,055
Net unrealized depreciation on investments and foreign
   currencies                                                        (9,317,609)
                                                                -----------------
Net assets, November 30, 2000                                     $  56,582,205
                                                                -----------------
                                                                -----------------

    18                                     See Notes to Financial Statements

       Prudential Global Genesis Fund, Inc.
             Statement of Assets and Liabilities (Unaudited) Cont'd.

                                                                November 30, 2000
---------------------------------------------------------------------------------------
Class A:
   Net asset value and redemption price per share
      ($27,615,534 / 2,052,235 shares of common stock issued
      and outstanding)                                                  $13.46
   Maximum sales charge (5% of offering price)                             .71
                                                                -----------------
   Maximum offering price to public                                     $14.17
                                                                -----------------
                                                                -----------------
Class B:
   Net asset value, offering price and redemption price per
      share ($27,503,937 / 2,277,417 shares of common stock
      issued and outstanding)                                           $12.08
                                                                -----------------
                                                                -----------------
Class C:
   Net asset value and redemption price per share
      ($939,600 / 77,810 shares of common stock issued and
      outstanding)                                                      $12.08
   Sales charge (1% of offering price)                                     .12
                                                                -----------------
   Offering to public                                                   $12.20
                                                                -----------------
                                                                -----------------
Class Z:
   Net asset value, offering price and redemption price per
      share
      ($523,134 / 38,160 shares of common stock issued and
      outstanding)                                                      $13.71
                                                                -----------------
                                                                -----------------

    See Notes to Financial Statements                                     19

       Prudential Global Genesis Fund, Inc.
             Statement of Operations (Unaudited)

                                                                   Six Months
                                                                      Ended
                                                                November 30, 2000
---------------------------------------------------------------------------------------
NET INVESTMENT LOSS
Income
   Dividends (net of foreign withholding taxes of $16,322)        $     175,798
   Interest                                                              95,975
                                                                -----------------
      Total income                                                      271,773
                                                                -----------------
Expenses
   Management fee                                                       382,316
   Distribution fee--Class A                                             44,243
   Distribution fee--Class B                                             49,065
   Distribution fee--Class C                                              1,398
   Custodian's fees and expenses                                        138,000
   Transfer agent's fees and expenses                                   130,000
   Reports to shareholders                                               33,000
   Registration fees                                                     18,000
   Audit fee and expenses                                                16,000
   Legal fees and expenses                                               12,000
   Directors' fees and expenses                                           6,000
   Miscellaneous                                                          2,991
                                                                -----------------
      Total expenses                                                    833,013
                                                                -----------------
Net investment loss                                                    (561,240)
                                                                -----------------
REALIZED AND UNREALIZED LOSS ON INVESTMENTS AND FOREIGN
CURRENCY TRANSACTIONS
Net realized loss on:
   Investment transactions                                             (725,496)
   Foreign currency transactions                                        (43,664)
                                                                -----------------
                                                                       (769,160)
                                                                -----------------
Net change in unrealized appreciation/depreciation on:
   Investments                                                      (14,459,252)
   Foreign currencies                                                  (235,025)
                                                                -----------------
                                                                    (14,694,227)
                                                                -----------------
Net loss on investments and foreign currencies                      (15,463,437)
                                                                -----------------
NET DECREASE IN NET ASSETS RESULTING FROM OPERATIONS              $ (16,024,677)
                                                                -----------------
                                                                -----------------

    20                                     See Notes to Financial Statements

       Prudential Global Genesis Fund, Inc.
             Statement of Changes in Net Assets (Unaudited)

                                                   Six Months            Year
                                                      Ended             Ended
                                                November 30, 2000    May 31, 2000
---------------------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS
Operations
   Net investment loss                            $    (561,240)     $ (1,291,798)
   Net realized gain (loss) on investments
      and foreign currency transactions                (769,160)       19,617,742
   Net change in unrealized
      appreciation/depreciation of
      investments and foreign currencies            (14,694,277)          924,486
                                                -----------------    ------------
   Net increase (decrease) in net assets
      resulting from operations                     (16,024,677)       19,250,430
                                                -----------------    ------------
Fund share transactions (net of share
   conversions) (Note 6)
   Net proceeds from shares sold                      6,724,486        76,263,455
   Cost of shares reacquired                        (15,008,030)      (91,145,311)
                                                -----------------    ------------
   Net decrease in net assets from Fund share
      transactions                                   (8,283,544)      (14,881,856)
                                                -----------------    ------------
   Total increase (decrease)                        (24,308,221)        4,368,574
NET ASSETS
Beginning of period                                  80,890,426        76,521,852
                                                -----------------    ------------
End of period                                     $  56,582,205      $ 80,890,426
                                                -----------------    ------------
                                                -----------------    ------------

    See Notes to Financial Statements                                     21

       Prudential Global Genesis Fund, Inc.
             Notes to Financial Statements (Unaudited)

      Prudential Global Genesis Fund, Inc. (the 'Fund') is registered under the Investment Company Act of 1940 as a diversified, open-end management investment company. The Fund's investment objective is long-term growth of capital which it seeks to achieve by investing primarily in equity securities of foreign and domestic companies with market capitalizations of less than U.S. $1 billion, as measured at time of purchase.

Note 1. Accounting Policies
The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements.

      Security Valuation:    Securities traded on an exchange and NASDAQ
National Market System are valued at the last sale price on such exchange system or, if there was no sale on such day, at the mean between the last bid and asked prices, or at the bid price in the absence of an asked price. Corporate bonds (other than convertible) and U.S. government securities are valued on the basis of valuations provided by an independent pricing agent or principal market maker. Convertible debt securities are valued at the mean between the last reported bid and asked prices provided by principal market makers. Options are valued at the mean between the most recently quoted bid and asked prices on the exchange on which they are traded. Futures contracts and options thereon are valued at their last sale prices as of the close of trading on the applicable commodities exchange or, if there was no sale on such day at the mean between the most recently quoted bid and asked prices. Securities for which reliable market quotations are not readily available are valued by the Valuation Committee or Board of Directors in consultation with the manager or subadvisor.

      Short-term securities which mature in more than 60 days are valued at current market quotations. Short-term securities which mature in 60 days or less are valued at amortized cost which approximates market value.

      Repurchase Agreements:    In connection with transactions in repurchase
agreements with U.S. financial institutions, it is the Fund's policy that its custodian or designated subcustodians, as the case may be under triparty repurchase agreements, take possession of the underlying collateral securities, the value of which exceeds the principal amount of the repurchase transaction including accrued interest. If the seller defaults and the value of the collateral declines or if bankruptcy proceedings are commenced with respect to the seller of the security, realization of the collateral by the Fund may be delayed or limited.

      Foreign Currency Translation:    The books and records of the Fund are
maintained in U.S. dollars. Foreign currency amounts are translated into U.S. dollars on the following basis:
    22

       Prudential Global Genesis Fund, Inc.
             Notes to Financial Statements (Unaudited) Cont'd.

      (i) market value of investment securities, other assets and liabilities--at the daily closing rates of exchange.

      (ii) purchases and sales of investment securities, income and expenses--at the rate of exchange prevailing on the respective dates of such transactions.

      Although the net assets of the Fund are presented using the foreign exchange rates and market values at the close of the fiscal period, the Fund does not isolate that portion of the results of operations arising as a result of changes in the foreign exchange rates from the fluctuations arising from changes in the market prices of securities held at fiscal period end. Similarly, the Fund does not isolate the effect of changes in foreign exchange rates from the fluctuations arising from changes in the market prices of long-term portfolio securities sold during the period.

      Net realized gain (loss) on foreign currency transactions represent net foreign exchange gains (losses) from disposition of foreign currencies, currency gains or losses realized between the trade and settlement dates on security transactions, and the difference between the amounts of dividends, interest and foreign taxes recorded on the Fund's books and the U.S. dollar equivalent amounts actually received or paid. Net unrealized currency gains and losses from valuing foreign currency denominated assets and liabilities (other than investments) at period-end exchange rates are reflected as a component of net unrealized appreciation on foreign currencies.

      Foreign security and currency transactions may involve certain considerations and risks not typically associated with those of domestic origin as a result of, among other factors, the possibility of political and economic instability and the level of governmental supervision and the regulation of foreign securities markets.

      Securities Transactions and Investment Income:    Securities transactions
are recorded on the trade date. Realized gains and losses from investment and currency transactions are calculated on the identified cost basis. Dividend income is recorded on the ex-dividend date and interest income is recorded on an accrual basis. Expenses are recorded on the accrual basis which may require the use of certain estimates by management.

      Net investment income (other than distribution fees) and unrealized and realized gains or losses are allocated daily to each class of shares of the Fund based upon the relative proportion of net assets of each class at the beginning of the day.

      Taxes:    It is the Fund's policy to continue to meet the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable income to shareholders. Therefore, no federal income tax provision is required.
                                                                          23

       Prudential Global Genesis Fund, Inc.
             Notes to Financial Statements (Unaudited) Cont'd.

      Withholding taxes on foreign interest and dividends have been provided for in accordance with the Fund's understanding of the applicable country's tax rules and rates. In addition, certain countries impose taxes on capital gains realized on the sale of portfolio securities, and as such, taxes have been accrued on the unrealized gains on such securities.

      Dividends and Distributions:    The Fund expects to pay dividends of net
investment income and distributions of net realized capital gains, if any, at least annually. Dividends and distributions are recorded on the ex-dividend date.

      Income distributions and capital gain distributions are determined in accordance with income tax regulations which may differ from generally accepted accounting principles. These differences are primarily due to differing treatments of wash sales, accounting for passive foreign investment companies and foreign currency transactions.

      Reclassification of Capital Accounts:    The Fund accounts for and reports
distributions to shareholders in accordance with American Institute of Certified Public Accountants (AICPA), Statement of Position 93-2: Determination, Disclosure and Financial Statement Presentation of Income, Capital Gain, and Return of Capital Distributions by Investment Companies. The effect of applying this Statement of Position was to increase accumulated net investment loss and increase accumulated net realized gain on investments by $43,664 for realized foreign currency losses. Net investment income, net realized gains and net assets were not affected by this change.

Note 2. Agreements
The Fund has a management agreement with Prudential Investments Fund Management LLC ('PIFM'). Pursuant to this agreement, PIFM has responsibility for all investment advisory services and supervises the subadvisor's performance of such services. Pursuant to a subadvisory agreement between PIFM and The Prudential Investment Corporation ('PIC'), PIC furnished investment advisory services in connection with the management of the Fund from June 1, 2000 through October 1, 2000. Effective October 2, 2000, the Board of Directors terminated the subadvisory agreement with PIC, and PIFM entered into a subadvisory agreement with Jennison Associates LLC ('Jennison'), pursuant to which Jennison is paid under the same terms as PIC was paid by PIFM. PIFM paid for the services of PIC and Jennison, the compensation of officers of the Fund, occupancy and certain clerical and bookkeeping costs of the Fund. The Fund bears all other costs and expenses.

      The management fee paid PIFM is computed daily and payable monthly, at an annual rate of 1% of the average daily net assets of the Fund.
    24

       Prudential Global Genesis Fund, Inc.
             Notes to Financial Statements (Unaudited) Cont'd.

      The Fund has a distribution agreement with Prudential Investment Management Services LLC ('PIMS'), which acts as the distributor of the Class A, Class B, Class C and Class Z shares of the Fund. The Fund compensates PIMS for distributing and servicing the Fund's Class A, Class B and Class C shares, pursuant to a plan of distribution (the 'Class A, B and C Plans'), regardless of expenses actually incurred by them. The distribution fees are accrued daily and payable monthly. No distribution or service fees are paid to PIMS as distributor of the Class Z shares of the Fund.

      Pursuant to the Class A, B and C Plans, the Fund compensates PIMS for its distribution-related activities at an annual rate of up to .30 of 1%, 1% and 1% of the average daily net assets of the Class A, B and C shares, respectively. Such expenses for the Fund were .25 of 1%, of the average daily net assets of the Class A, B and C shares for the six months ended November 30, 2000.

      PIMS has advised the Fund that it received approximately $1,800 and $9,200 in front-end sales charges resulting from sales of Class A and Class C shares, respectively, during the six months ended November 30, 2000. From these fees, PIMS paid such sales charges to dealers, which in turn paid commissions to salespersons and incurred other distribution costs.

      PIMS has advised the Fund that for the six months ended November 30, 2000, it received approximately $22,200 and $2,200 in contingent deferred sales charges imposed upon redemptions by certain Class B and Class C shareholders, respectively.

      PIC, PIFM and PIMS are wholly owned subsidiaries of The Prudential Insurance Company of America.

      The Fund, along with other affiliated registered investment companies (the 'Funds'), entered into a syndicated credit agreement ('SCA') with an unaffiliated lender. The maximum commitment under the SCA is $1 billion. Interest on any such borrowings will be at market rates. The purpose of the agreement is to serve as an alternative source of funding for capital share redemptions. The Funds pay a commitment fee at an annual rate of .080 of 1% of the unused portion of the credit facility. The commitment fee is accrued and paid quarterly on a pro rata basis by the Funds. The expiration date of the SCA is March 9, 2001. The Fund did not borrow any amounts pursuant to the SCA during the six months ended November 30, 2000.

Note 3. Other Transactions With Affiliates
Prudential Mutual Fund Services LLC ('PMFS'), a wholly owned subsidiary of PIFM, serves as the Fund's transfer agent and during the six months ended November 30, 2000, the Fund incurred fees of approximately $81,000 for the services of PMFS. As of November 30, 2000, approximately $12,200 of such fees were due to PMFS.
                                                                          25

       Prudential Global Genesis Fund, Inc.
             Notes to Financial Statements (Unaudited) Cont'd.

Transfer agent fees and expenses in the Statement of Operations include certain out-of-pocket expenses paid to nonaffiliates.

Note 4. Portfolio Securities
Purchases and sales of investment securities, other than short-term investments, for the six months ended November 30, 2000 aggregated $3,279,383 and $15,679,824, respectively.

      The federal income tax basis of the Fund's investments at November 30, 2000 was $59,111,848 and accordingly, net unrealized depreciation for federal income tax purposes was $9,098,588 (gross unrealized appreciation--$7,380,442; gross unrealized depreciation--$16,479,030).

      The Fund elected to treat net currency losses of approximately $501,000 incurred in the seven month period ended May 31, 2000 as having occurred in the current fiscal year.

Note 5. Joint Repurchase Agreement Account
The Fund, along with other affiliated registered investment companies, transfers uninvested cash balances into a single joint account, the daily aggregate balance of which is invested in one or more repurchase agreements collateralized by U.S. Treasury or federal agency obligations. At November 30, 2000, the Fund had an 0.27% undivided interest in the repurchase agreements in the joint account. The undivided interest for the Fund represented $2,382,000 in principal amount. As of such date, each repurchase agreement in the joint account and the value of the collateral therefore were as follows:

      ABN AMRO Incorporated, 6.49%, in the principal amount of $140,000,000, repurchase price $140,025,239, due 12/1/00. The value of the collateral including accrued interest was $142,800,106.

      Bear, Stearns & Co. Inc., 6.49%, in the principal amount of $150,000,000, repurchase price $150,027,041, due 12/1/00. The value of the collateral including accrued interest was $154,187,553.

      Chase Securities Inc., 6.49%, in the principal amount of $170,000,000, repurchase price $170,030,647, due 12/1/00. The value of the collateral including accrued interest was $173,403,728.

      Credit Suisse First Boston Corp., 6.54%, in the principal amount of $50,000,000, repurchase price $50,009,083, due 12/1/00. The value of the collateral including accrued interest was $51,721,692.
    26

       Prudential Global Genesis Fund, Inc.
             Notes to Financial Statements (Unaudited) Cont'd.

      Deutsche Bank Alex. Brown, 6.53%, in the principal amount of $115,305,000, repurchase price $115,325,915, due 12/1/00. The value of the collateral including accrued interest was $117,611,817.

      UBS Warburg, 6.49%, in the principal amount of $255,000,000, repurchase price $255,045,970, due 12/1/00. The value of the collateral including accrued interest was $260,101,709.

Note 6. Capital
The Fund offers Class A, Class B, Class C and Class Z shares. Class A shares are sold with a front-end sales charge of up to 5%. Class B shares are sold with a contingent deferred sales charge which declines from 5% to zero depending on the period of time the shares are held. Class C shares are sold with a front-end sales charge of 1% and a contingent deferred sales charge of 1% during the first 18 months. Class B shares will automatically convert to Class A shares on a quarterly basis approximately seven years after purchase. A special exchange privilege is also available for shareholders who qualify to purchase Class A shares at net asset value. Class Z shares are not subject to any sales or redemption charge and are offered exclusively for sale to a limited group of investors.

      The Fund has authorized 500 million shares of common stock at $.01 par value per share equally divided into four classes, designated Class A, Class B, Class C and Class Z common stock.

      Transactions in shares of common stock were as follows:

Class A                                                        Shares         Amount
----------------------------------------------------------   ----------    ------------
Six months ended November 30, 2000:
Shares sold                                                     261,546    $  4,419,309
Shares reacquired                                              (455,428)     (7,673,155)
                                                             ----------    ------------
Net decrease in shares outstanding before conversion           (193,882)     (3,253,846)
Shares issued upon conversion from Class B                      221,465       4,011,210
                                                             ----------    ------------
Net increase in shares outstanding                               27,583    $    757,364
                                                             ----------    ------------
                                                             ----------    ------------
Year ended May 31, 2000:
Shares sold                                                   3,408,423    $ 57,571,896
Shares reacquired                                            (3,816,731)    (64,857,599)
                                                             ----------    ------------
Net decrease in shares outstanding before conversion           (408,308)     (7,285,703)
Shares issued upon conversion from Class B                      197,069       3,333,863
                                                             ----------    ------------
Net decrease in shares outstanding                             (211,239)   $ (3,951,840)
                                                             ----------    ------------
                                                             ----------    ------------

                                                                          27

       Prudential Global Genesis Fund, Inc.
             Notes to Financial Statements (Unaudited) Cont'd.

Class B                                                        Shares         Amount
----------------------------------------------------------   ----------    ------------
Six months ended November 30, 2000:
Shares sold                                                      41,669    $    640,525
Shares reacquired                                              (383,577)     (5,879,571)
                                                             ----------    ------------
Net decrease in shares outstanding before conversion           (341,908)     (5,239,046)
Shares issued upon conversion from Class B                     (246,795)     (4,011,210)
                                                             ----------    ------------
Net decrease in shares outstanding                             (588,703)   $ (9,250,256)
                                                             ----------    ------------
                                                             ----------    ------------
Year ended May 31, 2000:
Shares sold                                                   1,193,626    $ 17,448,044
Shares reacquired                                            (1,741,185)    (25,355,226)
                                                             ----------    ------------
Net decrease in shares outstanding before conversion           (547,559)     (7,907,182)
Shares reacquired upon conversion into Class A                 (218,729)     (3,333,863)
                                                             ----------    ------------
Net decrease in shares outstanding                             (766,288)   $(11,241,045)
                                                             ----------    ------------
                                                             ----------    ------------
Class C
----------------------------------------------------------
Six months ended November 30, 2000
Shares sold                                                      86,797    $  1,332,874
Shares reacquired                                               (72,792)     (1,096,516)
                                                             ----------    ------------
Net increase in shares outstanding                               14,005    $    236,358
                                                             ----------    ------------
                                                             ----------    ------------
Year ended May 31, 2000:
Shares sold                                                      24,390    $    394,459
Shares reacquired                                               (24,274)       (388,480)
                                                             ----------    ------------
Net increase in shares outstanding                                  116    $      5,979
                                                             ----------    ------------
                                                             ----------    ------------
Class Z
----------------------------------------------------------
Six months ended November 30, 2000
Shares sold                                                      18,630    $    331,778
Shares reacquired                                               (19,916)       (358,788)
                                                             ----------    ------------
Net decrease in shares outstanding                               (1,286)   $    (27,010)
                                                             ----------    ------------
                                                             ----------    ------------
Year ended May 31, 2000:
Shares sold                                                      49,449    $    849,056
Shares reacquired                                               (29,221)       (544,006)
                                                             ----------    ------------
Net increase in shares outstanding                               20,228    $    305,050
                                                             ----------    ------------
                                                             ----------    ------------

Note 7. Proposed Reorganization
On May 2, 2000, the Directors' of the Fund approved an Agreement and Plan of Reorganization (the 'Plan'), which provides for the transfer of all of the assets of Prudential Global Genesis Fund, Inc. to Prudential World Fund, Inc. - Prudential Global Growth Fund in exchange for Class A, B, C and Z shares of the Global Growth Fund and the Global Growth Fund's assumption of the liabilities of the Global Genesis Fund.

      The Plan is subject to approval by the shareholders of the Global Genesis Fund. If the Plan is approved, it is expected that the reorganization will take place shortly thereafter. The Global Genesis Fund and the Global Growth Fund will each bear their pro-rata share of the costs of the reorganization, including cost of proxy solicitation.
    28

       Prudential Global Genesis Fund, Inc.
 Financial
            Highlights
' ' ' ' ' ' ' ' ' ' ' ' ' ' ' ' ' ' ' ' ' ' ' ' ' ' ' ' ' ' ' ' ' ' ' '
' ' ' ' ' ' ' ' ' ' ' ' ' ' ' ' ' ' ' ' ' ' ' ' ' ' ' ' ' ' ' ' ' ' ' '
' ' ' ' ' ' ' ' ' ' ' ' ' ' ' ' ' ' ' ' ' ' ' ' ' ' ' ' ' ' ' ' ' ' ' '
' ' ' ' ' ' ' ' ' ' ' ' ' ' ' ' ' ' ' ' ' ' ' ' ' ' ' ' ' ' ' ' ' ' ' '
' ' ' ' ' ' ' ' ' ' ' ' ' ' ' ' ' ' ' ' ' ' ' ' ' ' ' ' ' ' ' ' ' ' ' '

       Prudential Global Genesis Fund, Inc.
             Financial Highlights (Unaudited)

                                                                    Class A
                                                              --------------------
                                                                Six Months Ended
                                                              November 30, 2000(b)
----------------------------------------------------------------------------------------
PER SHARE OPERATING PERFORMANCE:
Net asset value, beginning of period                                $  17.23
                                                                    --------
Income from investment operations
Net investment income (loss)                                            (.13)
Net realized and unrealized gain (loss) on investment and
   foreign currency transactions                                       (3.64)
                                                                    --------
      Total from investment operations                                 (3.77)
                                                                    --------
Less distributions
Distributions in excess of net investment income                          --
Distributions from net realized gain on investments                       --
                                                                    --------
      Total distributions                                                 --
                                                                    --------
Net asset value, end of period                                      $  13.46
                                                                    --------
                                                                    --------
TOTAL RETURN(c):                                                      (21.88)%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000)                                     $ 27,616
Average net assets (000)                                            $ 35,298
Ratios to average net assets:
   Expenses, including distribution and service (12b-1)
      fees                                                              2.18%(d)
   Expenses, excluding distribution and service (12b-1)
      fees                                                              1.93%(d)
   Net investment income (loss)                                       (1.48)%(d)
For Class A, B, C and Z shares:
Portfolio turnover rate                                                    5%

------------------------------
(a) Net of expense subsidies and/or fee waivers.
(b) Calculated based upon average shares outstanding by class.
(c) Total return does not consider the effects of sales loads. Total return is calculated assuming a purchase of shares on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions. Total returns for periods of less than a full year are not annualized.
(d) Annualized.
    30                                     See Notes to Financial Statements

       Prudential Global Genesis Fund, Inc.
             Financial Highlights (Unaudited) Cont'd.

                                                 Class A
----------------------------------------------------------------------------------------------------------
                                            Year Ended May 31,
----------------------------------------------------------------------------------------------------------
      2000               1999(b)                1998                 1997               1996(b)
----------------------------------------------------------------------------------------------------------
    $  13.68             $  15.82             $  21.30             $  21.74             $  18.44
    --------             --------             --------             --------             --------
        (.19)                (.10)                (.20)                (.14)                 .05(a)
        3.74                (1.44)                1.37                 1.45                 3.34
    --------             --------             --------             --------             --------
        3.55                (1.54)                1.17                 1.31                 3.39
    --------             --------             --------             --------             --------
          --                   --                   --                   --                 (.09)
          --                 (.60)               (6.65)               (1.75)                  --
    --------             --------             --------             --------             --------
          --                 (.60)               (6.65)               (1.75)                (.09)
    --------             --------             --------             --------             --------
    $  17.23             $  13.68             $  15.82             $  21.30             $  21.74
    --------             --------             --------             --------             --------
    --------             --------             --------             --------             --------
       25.95%               (9.25)%               9.81%                6.74%               18.41%
    $ 34,889             $ 30,578             $ 47,259             $ 57,032             $ 47,617
    $ 35,738             $ 35,179             $ 50,309             $ 47,563             $ 45,070
        2.13%                2.03%                1.88%                1.91%                1.79%(a)
        1.88%                1.78%                1.63%                1.66%                1.54%(a)
       (1.14)%               (.77)%               (.71)%               (.49)%                .26%(a)
         184%                 156%                 198%                  60%                  44%

    See Notes to Financial Statements                                     31

       Prudential Global Genesis Fund, Inc.
             Financial Highlights (Unaudited) Cont'd.

                                                                    Class B
                                                              --------------------
                                                                Six Months Ended
                                                              November 30, 2000(b)
----------------------------------------------------------------------------------------
PER SHARE OPERATING PERFORMANCE:
Net asset value, beginning of period                                $  15.46
                                                                    --------
Income from investment operations
Net investment loss                                                     (.12)
Net realized and unrealized gain (loss) on investment and
   foreign currency transactions                                       (3.26)
                                                                    --------
      Total from investment operations                                 (3.38)
                                                                    --------
Less distributions
Distributions in excess of net investment income                          --
Distributions from net realized gain on investments                       --
                                                                    --------
      Total distributions                                                 --
                                                                    --------
Net asset value, end of period                                      $  12.08
                                                                    --------
                                                                    --------
TOTAL RETURN(c):                                                      (21.86)%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000)                                     $ 27,504
Average net assets (000)                                            $ 39,144
Ratios to average net assets:
   Expenses, including distribution and service (12b-1)
      fees                                                              2.18%(d)
   Expenses, excluding distribution and service (12b-1)
      fees                                                              1.93%(d)
   Net investment loss                                                 (1.46)%(d)

------------------------------
(a) Net of expense subsidies and/or fee waivers.
(b) Calculated based upon average shares outstanding by class.
(c) Total return does not consider the effects of sales loads. Total return is calculated assuming a purchase of shares on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions. Total return for periods of less than a full period are not annualized.
(d) Annualized.
    32                                     See Notes to Financial Statements

       Prudential Global Genesis Fund, Inc.
             Financial Highlights (Unaudited) Cont'd.

                                                 Class B
----------------------------------------------------------------------------------------------------------
                                            Year Ended May 31,
----------------------------------------------------------------------------------------------------------
    2000(b)              1999(b)                1998                 1997               1996(b)
----------------------------------------------------------------------------------------------------------
    $  12.36             $  14.47             $  20.18             $  20.87             $  17.84
    --------         ----------------     ----------------     ----------------     ----------------
        (.27)                (.18)                (.26)                (.33)                (.09)(a)
        3.37                (1.33)                1.20                 1.39                 3.21
    --------         ----------------     ----------------     ----------------     ----------------
        3.10                (1.51)                 .94                 1.06                 3.12
    --------         ----------------     ----------------     ----------------     ----------------
          --                   --                   --                   --                 (.09)
          --                 (.60)               (6.65)               (1.75)                  --
    --------         ----------------     ----------------     ----------------     ----------------
          --                 (.60)               (6.65)               (1.75)                (.09)
    --------         ----------------     ----------------     ----------------     ----------------
    $  15.46             $  12.36             $  14.47             $  20.18             $  20.87
    --------         ----------------     ----------------     ----------------     ----------------
    --------         ----------------     ----------------     ----------------     ----------------
       25.08%               (9.92)%               9.04%                5.83%               17.51%
    $ 44,323             $ 44,890             $ 83,669             $120,067             $155,292
    $ 47,120             $ 55,679             $101,836             $133,073             $154,566
        2.82%                2.78%                2.63%                2.66%                2.54%(a)
        1.88%                1.78%                1.63%                1.66%                1.54%(a)
       (1.83)%              (1.51)%              (1.48)%              (1.26)%               (.48)%(a)

    See Notes to Financial Statements                                     33

       Prudential Global Genesis Fund, Inc.
             Financial Highlights (Unaudited) Cont'd.

                                                                    Class C
                                                              --------------------
                                                                Six Months Ended
                                                              November 30, 2000(b)
----------------------------------------------------------------------------------------
PER SHARE OPERATING PERFORMANCE:
Net asset value, beginning of period                                $  15.46
                                                                    --------
Income from investment operations
Net investment loss                                                     (.12)
Net realized and unrealized gain (loss) on investment and
   foreign currency transactions                                       (3.26)
                                                                    --------
      Total from investment operations                                 (3.38)
                                                                    --------
Less distributions
Distributions in excess of net investment income                          --
Distributions from net realized gain on investments                       --
                                                                    --------
      Total distributions                                                 --
                                                                    --------
Net asset value, end of period                                      $  12.08
                                                                    --------
                                                                    --------
TOTAL RETURN(c):                                                      (21.86)%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000)                                     $    940
Average net assets (000)                                            $  1,115
Ratios to average net assets:
   Expenses, including distribution and service (12b-1)
      fees                                                              2.18%(d)
   Expenses, excluding distribution and service (12b-1)
      fees                                                              1.93%(d)
   Net investment loss                                                 (1.53)%(d)

------------------------------
(a) Net of expense subsidies and/or fee waivers.
(b) Calculated based upon average shares outstanding by class.
(c) Total return does not consider the effects of sales loads. Total return is calculated assuming a purchase of shares on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions. Total return for periods of less than a full period are not annualized.
(d) Annualized.
    34                                     See Notes to Financial Statements

       Prudential Global Genesis Fund, Inc.
             Financial Highlights (Unaudited) Cont'd.

                                                 Class C
----------------------------------------------------------------------------------------------------------
                                            Year Ended May 31,
----------------------------------------------------------------------------------------------------------
    2000(b)              1999(b)                1998                 1997               1996(b)
----------------------------------------------------------------------------------------------------
     $12.36               $14.47               $20.18               $20.87               $17.84
    -------              -------              -------              -------              -------
       (.27)                (.18)                (.26)                (.27)                (.08)(a)
       3.37                (1.33)                1.20                 1.33                 3.20
    -------              -------              -------              -------              -------
       3.10                (1.51)                 .94                 1.06                 3.12
    -------              -------              -------              -------              -------
         --                   --                   --                   --                 (.09)
         --                 (.60)               (6.65)               (1.75)                  --
    -------              -------              -------              -------              -------
         --                 (.60)               (6.65)               (1.75)                (.09)
    -------              -------              -------              -------              -------
     $15.46               $12.36               $14.47               $20.18               $20.87
    -------              -------              -------              -------              -------
    -------              -------              -------              -------              -------
      25.08%               (9.92)%               9.04%                5.83%               17.51%
     $  987               $  787               $1,234               $1,874               $2,275
     $  933               $  895               $1,739               $1,958               $1,809
       2.82%                2.78%                2.63%                2.66%                2.54%(a)
       1.88%                1.78%                1.63%                1.66%                1.54%(a)
      (1.82)%              (1.53)%              (1.43)%              (1.24)%               (.44)%(a)

    See Notes to Financial Statements                                     35

       Prudential Global Genesis Fund, Inc.
             Financial Highlights (Unaudited) Cont'd.

                                                                    Class Z
                                                              --------------------
                                                                Six Months Ended
                                                              November 30, 2000(a)
----------------------------------------------------------------------------------------
PER SHARE OPERATING PERFORMANCE:
Net asset value, beginning of period                                $  17.54
                                                                    --------         ---
Income from investment operations
Net investment income (loss)                                            (.11)
Net realized and unrealized gain (loss) on investment and
   foreign currency transactions                                       (3.72)
                                                                    --------         ---
      Total from investment operations                                 (3.83)
                                                                    --------         ---
Less distributions
Distributions from net realized gain on investments                       --
                                                                    --------
      Total distributions                                                 --
                                                                    --------
Net asset value, end of period                                      $  13.71
                                                                    --------
                                                                    --------
TOTAL RETURN(b):                                                      (21.79)%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000)                                     $    523
Average net assets (000)                                            $    697
Ratios to average net assets:
   Expenses, including distribution and service (12b-1)
      fees                                                              1.93%(d)
   Expenses, excluding distribution and service (12b-1)
      fees                                                              1.93%(d)
   Net investment loss                                                 (1.22)%(d)

------------------------------
(a) Calculated based upon average shares outstanding.
(b) Total return does not consider the effects of sales loads. Total return is calculated assuming a purchase of shares on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions. Total returns for periods of less than one full year are not annualized.
(c) Commencement of offering of Class Z shares.
(d) Annualized.
    36                                     See Notes to Financial Statements

       Prudential Global Genesis Fund, Inc.
             Financial Highlights (Unaudited) Cont'd.

                         Class Z
---------------------------------------------------------
      Year Ended May 31,            September 16, 1996(c)
-------------------------------            Through
2000(a)     1999(a)      1998           May 31, 1997
---------------------------------------------------------------
$ 13.89     $ 16.01     $ 21.39            $ 20.46
-------     -------     -------            -------
   (.16)       (.06)       (.38)               .03
   3.81       (1.46)       1.65               2.65
-------     -------     -------            -------
   3.65       (1.52)       1.27               2.68
-------     -------     -------            -------
     --        (.60)      (6.65)             (1.75)
-------     -------     -------            -------
     --        (.60)      (6.65)             (1.75)
-------     -------     -------            -------
$ 17.54     $ 13.89     $ 16.01            $ 21.39
-------     -------     -------            -------
-------     -------     -------            -------
  26.21%      (9.01)%     10.22%             13.90%
$   692     $   267     $   768            $   603
$   585     $   388     $   662            $   188
   1.88%       1.78%       1.63%              1.66%(d)
   1.88%       1.78%       1.63%              1.66%(d)
   (.91)%      (.46)%      (.43)%             (.87)%(d)

    See Notes to Financial Statements                                     37

Prudential Global Genesis Fund, Inc.
Prudential Mutual Funds

Prudential offers a broad range of mutual funds designed to meet your individual needs. For information about these funds, contact your financial professional or call us at (800) 225-1852. Read the prospectus carefully before you invest or send money.

STOCK FUNDS
Large Capitalization Stock Funds
Prudential 20/20 Focus Fund
Prudential Equity Fund, Inc.
Prudential Stock Index Fund
Prudential Tax-Managed Funds
    Prudential Tax-Managed Equity Fund
Prudential Value Fund
Target Funds
    Large Capitalization Growth Fund
    Large Capitalization Value Fund
The Prudential Investment Portfolios, Inc.
    Prudential Jennison Growth Fund

Small- to Mid-Capitalization Stock Funds
Nicholas-Applegate Fund, Inc.
    Nicholas-Applegate Growth Equity Fund
Prudential Small Company Fund, Inc.
Prudential Tax-Managed Small-Cap Fund, Inc.
Prudential U.S. Emerging Growth Fund, Inc.
Target Funds
    Small Capitalization Growth Fund
    Small Capitalization Value Fund
The Prudential Investment Portfolios, Inc.
    Prudential Jennison Equity Opportunity Fund

Sector Stock Funds
Prudential Natural Resources Fund, Inc.
Prudential Real Estate Securities Fund
Prudential Sector Funds, Inc.
    Prudential Financial Services Fund
    Prudential Health Sciences Fund
    Prudential Technology Fund
    Prudential Utility Fund

Global/International Stock Funds
Global Utility Fund, Inc.
Prudential Europe Growth Fund, Inc.
Prudential Pacific Growth Fund, Inc.
Prudential World Fund, Inc.
    Prudential Global Growth Fund
    Prudential International Value Fund
    Prudential Jennison International Growth Fund
Target Funds
    International Equity Fund

Strategic Partners Series
Strategic Partners Focused Growth Fund
Strategic Partners New Era Growth Fund

BALANCED/ALLOCATION FUNDS
Prudential Diversified Funds
    Conservative Growth Fund
    Moderate Growth Fund
    High Growth Fund
The Prudential Investment Portfolios, Inc.
    Prudential Active Balanced Fund
www.prudential.com          (800) 225-1852

BOND FUNDS
Taxable Bond Funds
Prudential Government Income Fund, Inc.
Prudential High Yield Fund, Inc.
Prudential High Yield Total Return Fund, Inc.
Prudential Short-Term Corporate Bond Fund, Inc.
    Income Portfolio
Prudential Total Return Bond Fund, Inc.
Target Funds
    Total Return Bond Fund

Tax-Free Bond Funds
Prudential California Municipal Fund
    California Series
    California Income Series
Prudential Municipal Bond Fund
    High Income Series
    Insured Series
Prudential Municipal Series Fund
    Florida Series
    New Jersey Series
    New York Series
    Pennsylvania Series
Prudential National Municipals Fund, Inc.

Global/International Bond Funds
Prudential Global Total Return Fund, Inc.

MONEY MARKET FUNDS
Taxable Money Market Funds
Cash Accumulation Trust
    Liquid Assets Fund
    National Money Market Fund
Prudential Government Securities Trust
    Money Market Series
    U.S. Treasury Money Market Series
Prudential Institutional Liquidity Portfolio, Inc.
    Institutional Money Market Series
Prudential MoneyMart Assets, Inc.
Prudential Special Money Market Fund, Inc.
    Money Market Series

Tax-Free Money Market Funds
Prudential California Municipal Fund
    California Money Market Series
Prudential Municipal Series Fund
    New Jersey Money Market Series
    New York Money Market Series
Prudential Tax-Free Money Fund, Inc.

Other Money Market Funds
Command Government Fund
Command Money Fund
Command Tax-Free Fund

Prudential Global Genesis Fund, Inc.
Getting the Most from Your Prudential Mutual Fund

Some mutual fund shareholders won't ever read this--they don't read annual and semiannual reports. It's quite understandable. These annual and semiannual reports are prepared to comply with federal regulations, and are often written in language that is difficult to understand. So when most people run into those particularly daunting sections of these reports, they don't read them.

We think that's a mistake
At Prudential Mutual Funds, we've made some changes to our report to make it easier to understand and more pleasant to read. We hope you'll find it profitable to spend a few minutes familiarizing yourself with your investment. Here's what you'll find in the report:

Performance at a Glance
Since an investment's performance is often a shareholder's primary concern, we present performance information in two different formats. You'll find it first on the "Performance at a Glance" page where we compare the Fund and the comparable average calculated by Lipper, Inc., a nationally recognized mutual fund rating agency. We report both the cumulative total returns and the average annual total returns. The cumulative total return is the total amount of income and appreciation the Fund has achieved in various time periods. The average annual total return is an annualized representation of the Fund's performance. It gives you an idea of how much the Fund has earned in an average year for a given time period. Under the performance box, you'll see legends that explain the performance information, whether fees and sales charges have been included in returns, and the inception dates for the Fund's share classes.

See the performance comparison charts at the back of the report for more performance information. Please keep in mind that past performance is not indicative of future results.

www.prudential.com    (800) 225-1852

investment adviser's report
The portfolio manager, who invests your money for you, reports on successful--and not-so-successful--strategies in this section of your report. Look for recent purchases and sales here, as well as information about the sectors the portfolio manager favors, and any changes that are on the drawing board.

Portfolio of Investments
This is where the report begins to appear technical, but it's really just a listing of each security held at the end of the reporting period, along with valuations and other information. Please note that sometimes we discuss a security in the "Investment Adviser's Report" section that doesn't appear in this listing because it was sold before the close of the reporting period.

Statement of Assets and Liabilities
The balance sheet shows the assets (the value of the Fund's holdings), liabilities (how much the Fund owes), and net assets (the Fund's equity, or holdings after the Fund pays its debts) as of the end of the reporting period. It also shows how we calculate the net asset value per share for each class of shares. The net asset value is reduced by payment of your dividend, capital gain, or other distribution, but remember that the money or new shares are being paid or issued to you. The net asset value fluctuates daily, along with the value of every security in the portfolio.

Statement of Operations
This is the income statement, which details income (mostly interest and dividends earned) and expenses (including what you pay us to manage your money). You'll also see capital gains here--both realized and unrealized.

Prudential Global Genesis Fund, Inc.
Getting the Most from Your Prudential Mutual Fund

Statement of Changes in Net Assets
This schedule shows how income and expenses translate into changes in net assets. The Fund is required to pay out the bulk of its income to shareholders every year, and this statement shows you how we do it (through dividends and distributions) and how that affects the net assets. This statement also shows how money from investors flowed into and out of the Fund.

Notes to Financial Statements
This is the kind of technical material that can intimidate readers, but it does contain useful information. The Notes provide a brief history and explanation of your Fund's objectives. In addition, they outline how Prudential Mutual Funds prices securities. The Notes also explain who manages and distributes the Fund's shares and, more importantly, how much they are paid for doing so. Finally, the Notes explain how many shares are outstanding and the number issued and redeemed over the period.

Financial Highlights
This information contains many elements from prior pages, but on a per-share basis. It is designed to help you understand how the Fund performed, and to compare this year's performance and expenses to those of prior years.

Independent accountant's Report
Once a year, an independent accountant looks over our books and certifies that the financial statements are fairly presented in accordance with generally accepted accounting principles.

Tax Information
This is information that we report annually about how much of your total return is taxable. Should you have any questions, you may want to consult a tax adviser.

www.prudential.com                (800) 225-1852

Performance Comparison
These charts are included in the annual report and are required by the Securities Exchange Commission. Performance is presented here as a hypothetical $10,000 investment in the Fund since its inception or for 10 years (whichever is shorter). To help you put that return in context, we are required to include the performance of an unmanaged, broad-based securities index as well. The index does not reflect the cost of buying the securities it contains or the cost of managing a mutual fund. Of course, the index holdings do not mirror those of the Fund-- the index is a broad-based reference point commonly used by investors to measure how well they are doing. A definition of the selected index is also provided. Investors cannot invest directly in an index.

Prudential Global Genesis Fund, Inc.
Getting the Most from Your Prudential Mutual Fund

When you invest through Prudential Mutual Funds, you receive financial advice from a Prudential Securities Financial Advisor or Pruco Securities registered representative. Your financial professional can provide you with the following services:
There's No Reward Without Risk; but Is This Risk Worth It?
Your financial professional can help you match the reward you seek with the risk you can tolerate. Risk can be difficult to gauge-- sometimes even the simplest investments bear surprising risks. The educated investor knows that markets seldom move in just one direction. There are times when a market sector or asset class will lose value or provide little in the way of total return. Managing your own expectations is easier with help from someone who understands the markets, and who knows you!

Keeping Up With the Joneses
A financial professional can help you wade through the numerous available mutual funds to find the ones that fit your individual investment profile and risk tolerance. While the newspapers and popular magazines are full of advice about investing, they are aimed at generic groups of people or representative individuals--not at you personally. Your financial professional will review your investment objectives with you. This means you can make financial decisions based on the assets and liabilities in your current portfolio and your risk tolerance--not just based on the current investment fad.

Buy Low, Sell High
Buying at the top of a market cycle and selling at the bottom are among the most common investor mistakes. But sometimes it's difficult to hold on to an investment when it's losing value every month. Your financial professional can answer questions when you're confused or worried about your investment, and should remind you that you're investing for the long haul.

www.prudential.com                 (800) 225-1852
For More Information

Prudential Mutual Funds
Gateway Center Three
100 Mulberry Street
Newark, NJ 07102-4077
(800) 225-1852

Directors
Delayne Dedrick Gold
Robert F. Gunia
Robert E. LaBlanc
David R. Odenath, Jr.
Judy A. Rice
Robin B. Smith
Stephen Stoneburn
Nancy H. Teeters
Clay T. Whitehead

Officers
David R. Odenath, Jr., President
Robert F. Gunia, Vice President
Grace C. Torres, Treasurer
Marguerite E.H. Morrison, Secretary
William V. Healey, Assistant Secretary

Manager
Prudential Investments Fund Management LLC
Gateway Center Three
100 Mulberry Street
Newark, NJ 07102-4077

Investment Adviser
Jennison Associates LLC
466 Lexington Avenue
New York, NY 10017

Distributor
Prudential Investment Management Services LLC
Gateway Center Three
100 Mulberry Street
Newark, NJ 07102-4077

Custodian
State Street Bank and Trust Company
One Heritage Drive
North Quincy, MA 02171

Transfer Agent
Prudential Mutual Fund Services LLC
P.O. Box 8098
Philadelphia, PA 19101

Independent Accountants
PricewaterhouseCoopers LLP
1177 Avenue of the Americas
New York, NY 10036

Legal Counsel
Sullivan & Cromwell
125 Broad Street
New York, NY 10004

Fund Symbols    NASDAQ     CUSIP
     Class A    PRAGX    744333105
     Class B    PRGGX    744333204
     Class C    PCGGX    744333303
     Class Z    PZGGX    744333402

The views expressed in this report and information about the Fund's portfolio holdings are for the period covered by this report and are subject to change thereafter.

The accompanying financial statements as of November
30, 2000, were not audited and, accordingly, no opinion is expressed on them.

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(LOGO)
Prudential Mutual Funds
Gateway Center Three
100 Mulberry Street
Newark, NJ  07102-4077
(800) 225-1852

MF136E2    744333105    744333204    744333303    744333402

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